NICHOLAS MONEY MARKET FUND, INC.
                                                  August 16, 2000
Report to Fellow Shareholders:

     Money market rates, for the first half of the year 2000, rose in response to the one-percent increase in the Federal Funds target rate. The Federal Reserve Board ("the Fed") pushed the target rate from 5.50% at the beginning of the year to 6.50% by the end of June. Similarly, Nicholas Money Market Fund's ("the Fund") seven-day current and effective yields increased from 5.62% and 5.78%, respectively at the beginning of the year to 6.28% and 6.48%, respectively at June 30, 2000. Selected yields for the Fund are shown in the table below for the periods ended June 30 and July 31, 2000:

                                        Yield As       Yield As
                                           Of             Of
                                        06/30/00       07/31/00
Current 7-day* ...................        6.28%          6.30%
Effective 7-day* ................         6.48%          6.51%
Current 12-month* ...............         5.37%          5.51%
Effective 12-month* ................      5.50%          5.65%


     As of June 30, 2000 the Fund held nearly 95% of its assets in high-quality corporate commercial paper with the rest in top-rated variable rate securities. Weighted average days-to-maturity was 36 days and the Fund's net assets increased by approximately $29 million during the six months ended June 30, 2000. In terms of 12-month returns and yields at June 30, 2000 only 34 of 308 funds tracked by Money Market Insight, a service of iMoneyNet, Inc., had percentages equal to or greater than Nicholas Money Market Fund within the taxable first tier money fund group. This places the Fund in the top 12% of the above peer group in terms of 12-month yield (average effective 12-month yield for the taxable first tier money fund group was 5.17% at June 30, 2000).

     The consensus among economists and Fed watchers currently favors either no increases in Fed rates or only modest ones for the remainder of this year.

     Thank you for your continued support.

                              Sincerely,



                              Albert O. Nicholas
                              President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.




Statement of Net Assets
June 30, 2000 (unaudited)
------------------------------------------------------------------------------
[CAPTION]

                                                                            Yield to     Amortized
   Principal                                                   Maturity     Maturity        Cost
     Amount                                                      Date     (Note 1 (b))  (Note 1 (a))
   ---------                                                  ----------   ----------   ------------
    COMMERCIAL PAPER - 94.66%
  $3,000,000  Fiserv, Inc. .................................  07/03/2000      6.56%       $3,000,000
   1,750,000  Coca-Cola Enterprises, Inc. ..................  07/05/2000      6.71%        1,749,370
     745,000  General Electric Capital Corporation .........  07/05/2000      6.56%          744,735
     550,000  General Motors Acceptance Corporation ........  07/06/2000      6.59%          549,705
     975,000  Fiserv, Inc. .................................  07/07/2000      6.87%          974,274
   4,475,000  Newell Rubbermaid Inc. .......................  07/07/2000      6.62%        4,471,783
   1,500,000  Brown-Forman Corp. ...........................  07/10/2000      6.32%        1,498,206
   2,656,000  Panasonic Finance Europe plc..................  07/10/2000      6.67%        2,652,617
   4,000,000  John Deere Capital Corp. .....................  07/11/2000      6.62%        3,994,258
   2,750,000  American General Finance Corporation .........  07/12/2000      6.62%        2,745,559
   2,450,000  Fiserv, Inc. .................................  07/13/2000      6.97%        2,445,372
   4,500,000  Ford Motor Credit Co. ........................  07/14/2000      6.65%        4,491,021
   1,425,000  General Electric Capital Corporation .........  07/14/2000      6.72%        1,422,144
   3,350,000  Bear Stearns Companies, Inc. (The) ...........  07/17/2000      6.70%        3,341,493
   5,000,000  Salomon Smith Barney Holdings, Inc. ..........  07/17/2000      6.66%        4,987,303
   4,075,000  Bear Stearns Companies, Inc. (The) ...........  07/18/2000      6.69%        4,063,930
   2,235,000  Ford Motor Credit Co. ........................  07/19/2000      6.69%        2,228,523
   3,150,000  Banta Corporation ............................  07/20/2000      7.03%        3,139,811
   8,000,000  GTE Corporation ..............................  07/21/2000      6.72%        7,973,680
   2,450,000  Morgan Stanley Dean Witter & Co. .............  07/21/2000      6.72%        2,441,976
   2,500,000  Stanley Works (The) ..........................  07/21/2000      6.75%        2,491,750
   6,650,000  Merrill Lynch & Co., Inc. ....................  07/24/2000      6.75%        6,624,475
     900,000  American Honda Finance Corporation ...........  07/25/2000      6.73%          896,387
     975,000  General Motors Acceptance Corporation ........  07/25/2000      6.76%          971,074
   1,425,000  Stanley Works (The) ..........................  07/25/2000      6.78%        1,419,235
     825,000  General Motors Acceptance Corporation ........  07/26/2000      6.76%          821,527
   2,450,000  Salomon Smith Barney Holdings, Inc. ..........  07/26/2000      6.69%        2,439,747
   2,260,000  Firstar Corporation ..........................  07/27/2000      6.75%        2,250,086
   2,635,000  General Electric Capital Corporation .........  07/28/2000      6.75%        2,622,960
   3,350,000  Associates First Capital B.V..................  07/31/2000      6.69%        3,332,960
   4,425,000  Firstar Corporation ..........................  07/31/2000      6.77%        4,402,285
   1,640,000  LOCAP, Inc. ..................................  07/31/2000      6.99%        1,631,262
   5,625,000  LOCAP, Inc. ..................................  07/31/2000      6.99%        5,595,031
   5,000,000  Coca-Cola Enterprises, Inc. ..................  08/01/2000      6.67%        4,973,739
   1,575,000  General Electric Capital Corporation .........  08/01/2000      6.77%        1,566,626
   2,300,000  Marshall & Ilsley Corp. ......................  08/02/2000      6.79%        2,287,312
   2,350,000  Banta Corporation ............................  08/03/2000      7.03%        2,336,138
   2,050,000  Banta Corporation ............................  08/04/2000      6.97%        2,037,609
     545,000  DaimlerChrysler N.A. Holding Corp. ...........  08/07/2000      6.70%          541,540
   1,050,000  Fiserv, Inc. .................................  08/07/2000      7.10%        1,042,905
   2,000,000  Wausau-Mosinee Paper Corporation .............  08/07/2000      6.96%        1,986,778
   2,175,000  DaimlerChrysler N.A. Holding Corp. ...........  08/08/2000      6.72%        2,160,754
   8,000,000  Tribune Company ..............................  08/08/2000      6.69%        7,947,760
   1,035,000  Vulcan Materials Co. .........................  08/08/2000      6.73%        1,028,200
   4,500,000  CIT Group, Inc. (The) ........................  08/09/2000      6.71%        4,469,753
   4,100,000  Wausau-Mosinee Paper Corporation .............  08/10/2000      6.97%        4,070,571
   3,400,000  CIT Group, Inc. (The) ........................  08/11/2000      6.72%        3,375,837
   1,275,000  Associates First Capital B.V. ................  08/14/2000      6.71%        1,265,257
   4,050,000  Marshall & Ilsley Corp. ......................  08/15/2000      6.71%        4,018,314
   2,200,000  Marshall & Ilsley Corp. ......................  08/18/2000      6.72%        2,181,559
   1,925,000  Newell Rubbermaid Inc. .......................  08/21/2000      6.74%        1,907,812
   2,800,000  Torchmark Corp. ..............................  08/21/2000      6.80%        2,774,732
   1,000,000  Fiserv, Inc. .................................  08/22/2000      7.07%          990,417
   5,025,000  American Honda Finance Corporation ...........  08/23/2000      6.74%        4,978,372
   2,300,000  Associates First Capital B.V. ................  08/24/2000      6.74%        2,278,140
   5,225,000  Vulcan Materials Co. .........................  08/28/2000      6.75%        5,171,519
     697,000  Vulcan Materials Co. .........................  08/28/2000      6.75%          689,855
     450,000  American Honda Finance Corporation ...........  09/13/2000      6.84%          444,015
                                                                                        ------------
                    TOTAL COMMERCIAL PAPER .................                             160,940,053
                                                                                        ------------

    VARIABLE RATE SECURITIES - 5.89%
   5,000,000  Anchor National Life Funding Agreement (1)(2)   07/03/2000      6.90%        5,000,000
      11,531  Firstar Bank U.S.A., N.A. (1) ................  07/03/2000      6.53%           11,531
   5,000,000  Morgan Stanley Group, Inc. (1) ...............  03/15/2001      7.09%        5,000,000
                                                                                        ------------
                    TOTAL VARIABLE RATE SECURITIES .........                              10,011,531
                                                                                        ------------
                    TOTAL INVESTMENTS ......................                             170,951,584
                                                                                        ------------
                    LIABILITIES, NET OF OTHER ASSETS, - (0.55)%                               (932,436)
                                                                                        ------------
                    TOTAL NET ASSETS (Basis of percentages disclosed above), - 100%      $170,019,148
                                                                                        ------------
                                                                                        ------------
                    NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                     ($170,019,148 / 170,019,148 shares outstanding)                           $1.00
                                                                                               =====

    (1) These securities are subject to a demand feature as defined by the Securities and Exchange Commission.
    (2) Not readily marketable for a 90 day period.

   The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2000 (unaudited)
-------------------------------------------------------------------------------
INCOME:
   Interest                                               $4,789,742
                                                          ----------

EXPENSES:
   Management fee (Note 2)                                   230,059
   Transfer agent fees                                        56,198
   Legal fees                                                 25,154
   Registration fees                                          20,579
   Postage and mailing                                        11,696
   Printing                                                    7,163
   Custodian fees                                              3,795
   Directors' fees                                             3,000
   Other operating expenses                                    2,718
                                                          ----------
                                                             360,362
                                                          ----------
       Net investment income                              $4,429,380
                                                          ----------
                                                          ----------





   The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
--------------------------------------------------------------------------
[CAPTION]

                                                                       2000             1999
                                                                   ------------     ------------
OPERATIONS:
    Net investment income                                          $  4,429,380     $  7,161,357

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.029 and $0.048 per share, respectively)                    (4,429,380)      (7,161,357)
                                                                   ------------     -------------

             Increase in net assets
               from investment activities                                    --               --
                                                                   ------------     ------------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share):
    Proceeds from shares issued                                     102,442,806      156,003,266
    Reinvestment of distributions                                     4,074,523        7,009,099
    Cost of shares redeemed                                         (77,447,599)    (182,250,244)
                                                                   ------------     ------------
             Increase (decrease) in net assets derived from
               capital share transactions                            29,069,730      (19,237,879)
                                                                   ------------     ------------

             Total increase (decrease) in net assets                 29,069,730      (19,237,879)
                                                                   ------------     ------------


NET ASSETS:
    Beginning of the period                                         140,949,418      160,187,297
                                                                   ------------     ------------

NET ASSETS:
    End of the period                                              $170,019,148     $140,949,418
                                                                   ------------     ------------
                                                                   ------------     ------------





    The accompanying notes to financial statements are an integral part of these statements.

Financial Highlights
(For a share outstanding throughout each period)


[CAPTION]

                                              Six Months                  Year ended December 31,
                                           Ended 06/30/2000    ------------------------------------------------
                                              (unaudited)      1999       1998      1997        1996       1995
                                             -------------     ----       ----      ----        ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00        $1.00      $1.00      $1.00      $1.00      $1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .029         .048       .052       .052       .050       .055
                                                 -----        -----      -----      -----      -----      -----
  LESS DISTRIBUTIONS:
  From net investment income                     (.029)       (.048)     (.052)     (.052)     (.050)     (.055)
                                                 -----        -----      -----      -----      -----      -----

NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                 -----        -----      -----      -----      -----      -----
                                                 -----        -----      -----      -----      -----      -----
TOTAL RETURN                                     2.89%        4.91%      5.26%      5.26%      5.14%      5.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $170.0       $140.9     $160.2     $117.8     $119.1     $111.8
Ratio of expenses to average net assets           .47%*        .49%       .48%       .51%       .52%       .51%
Ratio of net investment income
  to average net assets                          5.75%*       4.76%      5.18%      5.15%      5.02%      5.50%


 * Annualized

                 The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2000 (unaudited)

(1)  Summary of Significant Accounting Policies -

        The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of significant accounting policies followed by the Fund.

        (a) Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates. Variable rate instruments purchased at par are valued at cost which approximates market value. Investment transactions are generally accounted for on the trade date.

        (b) Yield to maturity is calculated at date of purchase for commercial paper. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

        (c) The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less. As of June 30, 2000, the Fund's dollar-weighted average portfolio maturity was 35 days. Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

        (d) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2)  Investment Adviser and Management Agreement -

        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of .30 of 1% of the daily average net asset value of the Fund. The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50 of 1% of the average net assets for the year. At June 30, 2000, the Fund owed Nicholas Company, Inc. $42,859 for advisory services.

                      Officers and Directors

             ALBERT O. NICHOLAS, President and Director

                      JAY H. ROBERTSON, Director

                      MELVIN L. SCHULTZ, Director

             DAVID L. JOHNSON, Executive Vice President

        THOMAS J. SAEGER, Executive Vice President and Secretary

           JEFFREY T. MAY, Senior Vice President and Treasurer

                DAVID O. NICHOLAS, Senior Vice President

                   LYNN S. NICHOLAS, Vice President

                   KATHLEEN A. EVANS, Vice President

                   CANDACE L. LESAK, Vice President


                        Investment Adviser
                       NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                  FIRSTAR MUTUAL FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547

                             Custodian
               FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                          Cincinnati, Ohio

                             Auditors
                        ARTHUR ANDERSEN LLP
                        Milwaukee, Wisconsin

                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                        Milwaukee, Wisconsin




  This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
                            prospectus.

NICHOLAS MONEY MARKET FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com


JUNE 30, 2000